Note 3 - Acquisitions - Acquisition Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquisitions 2017 [Member]
Cash consideration, net of cash acquired	$ 1,426
Acquisitions 2016 [Member]
Cash consideration, net of cash acquired		$ 5,002